Victory Cornerstone Moderately Conservative Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	113 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Universal Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.04%	0.06%	1.75%	1.73%
Cornerstone Moderately Conservative Composite Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.45%	4.21%		4.94%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.15%	2.77%		3.28%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.37%	1.50%		2.05%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.52%	1.79%		2.13%

[1]	The Cornerstone Moderately Conservative Composite Index is a combination of unmanaged indexes representing the Fund’s model allocation, and consists of the MSCI USA Investable Market Index (IMI) Gross (23%), the MSCI ACWI ex USA IMI Net (15%), the Bloomberg U.S. Universal Index (58%), the Bloomberg Commodity Index Total Return (1%), the MSCI U.S. Real Estate Investment Trust (REIT) Index Gross (1%), and the Bloomberg U.S. Treasury - Bills (1-3M) (2%).